Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
Schedule of Contract Liabilities [Line Items]
Contract liabilities	$ 664	$ 1,184
Media and entertainment services income [Member]
Schedule of Contract Liabilities [Line Items]
Contract liabilities	388	424
Hotel operations, hospitality and VIP services income [Member]
Schedule of Contract Liabilities [Line Items]
Contract liabilities	$ 276	$ 760